UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
4/30/08 (Unaudited)

COMMON STOCKS (99.1%)(a)
	Shares	Value

Advertising and Marketing Services (1.0%)
Omnicom Group, Inc.	564,980	$26,972,145

Aerospace and Defense (5.0%)
Alliant Techsystems, Inc. (NON) (S)	60,200	6,620,796
Boeing Co. (The)	449,100	38,110,626
General Dynamics Corp.	297,700	26,918,034
L-3 Communications Holdings, Inc.	96,723	10,779,778
Lockheed Martin Corp.	121,692	12,904,220
United Technologies Corp.	635,200	46,032,942
		141,366,396

Automotive (1.9%)
Harley-Davidson, Inc. (S)	455,575	17,425,744
Johnson Controls, Inc.	1,006,200	35,478,612
		52,904,356

Banking (4.1%)
Bank of America Corp.	1,694,027	63,593,774
M&T Bank Corp. (S)	281,510	26,245,177
U.S. Bancorp	718,727	24,357,658
		114,196,609

Beverage (0.5%)
PepsiCo, Inc.	210,400	14,418,712

Building Materials (0.5%)
Sherwin-Williams Co. (The) (S)	267,522	14,799,317

Chemicals (1.9%)
Monsanto Co.	258,190	29,438,824
Potash Corp. of Saskatchewan (Canada)	130,987	24,095,059
		53,533,883

Commercial and Consumer Services (1.3%)
Alliance Data Systems Corp. (NON) (S)	361,800	20,770,938
Dun & Bradstreet Corp. (The)	197,480	16,647,564
		37,418,502

Communications Equipment (3.4%)
Cisco Systems, Inc. (NON)	3,216,600	82,473,624
Nokia OYJ ADR (Finland)	430,800	12,954,156
		95,427,780

Computers (5.4%)
Apple Computer, Inc. (NON)	463,413	80,610,691
EMC Corp. (NON)	1,229,300	18,931,220
Hewlett-Packard Co.	1,131,270	52,434,365
		151,976,276

Conglomerates (1.1%)
Danaher Corp. (S)	395,300	30,841,306

Consumer Finance (1.9%)
Capital One Financial Corp.	1,006,277	53,332,681

Consumer Goods (0.5%)
Energizer Holdings, Inc. (NON) (S)	131,804	10,420,424
Procter & Gamble Co. (The)	43,000	2,882,290
		13,302,714

Electronics (1.1%)
Amphenol Corp. Class A (S)	678,400	31,328,512

Energy (1.4%)
Halliburton Co. (S)	295,000	13,543,450
National-Oilwell Varco, Inc. (NON) (S)	394,300	26,989,835
		40,533,285

Engineering & Construction (0.7%)
Jacobs Engineering Group, Inc. (NON) (S)	221,200	19,096,196

Financial (3.8%)
Citigroup, Inc.	627,400	15,854,398
CME Group, Inc. (S)	46,231	21,148,371
Fannie Mae (S)	1,074,256	30,401,445
Freddie Mac	1,573,611	39,198,650
		106,602,864

Health Care Services (5.8%)
Aetna, Inc. (S)	925,642	40,357,991
Express Scripts, Inc. (NON) (S)	441,611	30,921,602

Medco Health Solutions, Inc. (NON) (S)	718,902	35,614,405
Quest Diagnostics, Inc. (S)	488,823	24,529,138
UnitedHealth Group, Inc.	933,052	30,445,487
		161,868,623

Homebuilding (0.1%)
NVR, Inc. (NON) (S)	2,976	1,825,776

Insurance (3.3%)
American International Group, Inc.	1,182,004	54,608,585
Genworth Financial, Inc. Class A	1,706,167	39,344,211
		93,952,796

Investment Banking/Brokerage (7.1%)
Franklin Resources, Inc.	413,952	39,387,533
Goldman Sachs Group, Inc. (The)	467,788	89,520,590
Lehman Brothers Holdings, Inc.	853,433	37,755,876
Merrill Lynch & Co., Inc.	468,400	23,340,372
T. Rowe Price Group, Inc.	161,187	9,439,111
		199,443,482

Lodging/Tourism (0.3%)
Las Vegas Sands Corp. (NON) (S)	109,900	8,376,578

Machinery (1.8%)
Caterpillar, Inc.	274,340	22,462,959
Terex Corp. (NON) (S)	409,800	28,554,864
		51,017,823

Manufacturing (2.3%)
ITT Corp. (S)	638,900	40,889,600
Mettler-Toledo International, Inc. (NON)	253,958	24,192,039
		65,081,639

Media (1.0%)
Walt Disney Co. (The)	865,200	28,058,436

Medical Technology (2.3%)
Medtronic, Inc.	722,985	35,194,910
Stryker Corp. (S)	288,900	18,729,387
Waters Corp. (NON)	193,200	11,874,072
		65,798,369

Metals (1.2%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	308,005	35,035,569

Oil & Gas (9.0%)
Apache Corp.	263,400	35,474,712
ConocoPhillips	567,910	48,925,447
Devon Energy Corp.	247,800	28,100,520
Hess Corp. (S)	232,680	24,710,616
Marathon Oil Corp.	557,900	25,423,503
Occidental Petroleum Corp.	443,600	36,911,956
Suncor Energy, Inc. (Canada) (S)	322,976	36,396,165
XTO Energy, Inc.	276,300	17,091,918
		253,034,837

Pharmaceuticals (3.0%)
Johnson & Johnson	824,700	55,329,123
Merck & Co., Inc.	747,300	28,427,292
		83,756,415

Publishing (0.3%)
Wiley (John) & Sons, Inc. Class A	174,289	8,026,008

Railroads (0.9%)
Burlington Northern Santa Fe Corp. (S)	232,230	23,815,187

Real Estate (1.2%)
General Growth Properties, Inc. (R)	803,228	32,900,219

Regional Bells (3.2%)
AT&T, Inc.	1,905,962	73,779,789
Verizon Communications, Inc.	410,600	15,799,888
		89,579,677

Restaurants (1.7%)
Burger King Holdings, Inc.	712,657	19,883,130
McDonald's Corp.	484,900	28,890,342
		48,773,472

Retail (6.3%)
Best Buy Co., Inc. (S)	597,790	25,716,926
Costco Wholesale Corp. (S)	389,700	27,766,125
CVS Caremark Corp.	1,332,270	53,783,740
GameStop Corp. (NON)	146,600	8,068,864
Safeway, Inc.	810,700	25,618,120
Staples, Inc.	1,061,500	23,034,550
Supervalu, Inc. (S)	389,300	12,885,830
		176,874,155

Schools (0.8%)
Apollo Group, Inc. Class A (NON) (S)	166,900	8,495,210
ITT Educational Services, Inc. (NON) (S)	192,900	14,787,714
		23,282,924

Software (6.1%)
Adobe Systems, Inc. (NON)	759,470	28,320,636
Akamai Technologies, Inc. (NON) (S)	555,893	19,884,293
Citrix Systems, Inc. (NON)	204,900	6,710,475
Microsoft Corp. (S)	2,481,200	70,763,823
Oracle Corp. (NON) (S)	2,255,100	47,018,835
		172,698,062

Technology Services (5.1%)
Accenture, Ltd. Class A (Bermuda) (S)	727,699	27,325,097
Cognizant Technology Solutions Corp. (NON)	935,000	30,153,750
eBay, Inc. (NON)	570,349	17,846,220
Google, Inc. Class A (NON) (S)	119,747	68,769,505
		144,094,572

Transportation Services (0.5%)
Expeditors International of Washington, Inc. (S)	308,500	14,373,015

Waste Management (0.3%)
Stericycle, Inc. (NON)	153,900	8,215,182

Total common stocks (cost $2,761,286,537)		$2,787,934,350

SHORT-TERM INVESTMENTS (18.8%)(a)
	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.96% to 3.11% and
due dates ranging from May 1, 2008 to June 27, 2008 (d)	$529,239,216	$528,527,789
U.S. Treasury Bills with effective yields ranging from
1.47% to 1.485%, September 18, 2008 (SEG)	1,250,000	1,242,834

Total short-term investments (cost $529,770,623)		$529,770,623

TOTAL INVESTMENTS

Total investments (cost $3,291,057,160) (b)		$3,317,704,973

FUTURES CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

S&P 500 Index (Long)	61	$21,136,500	Jun-08	$(132,565)

NOTES

(a) Percentages indicated are based on net assets of $2,813,835,072.

(b) The aggregate identified cost on a tax basis is $3,297,500,260, resulting in gross unrealized appreciation and depreciation of $271,288,972 and $251,084,259, respectively, or net unrealized appreciation of $20,204,713.

(NON) Non-income-producing security.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At April 30, 2008, the value of securities loaned amounted to $515,392,053. Certain of these securities were sold prior to period-end. The fund received cash collateral of $528,527,789 which is pooled with collateral of other Putnam funds into 58 issues of short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $74,714 for the period ended April 30, 2008. During the period ended April 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $153,039,324 and $158,371,785, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at April 30, 2008.

At April 30, 2008, liquid assets totaling $21,136,500 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 27, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 27, 2008